Condensed consolidated statements of cash flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 603	$ 588
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	182	161
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	40	38
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	377	385
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	1
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (1)	$ 3